Pension And Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2011	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Reclassification of net actuarial loss included in net earnings, before tax		$ 0	$ 0	$ 0
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	60.00%
Defined Contribution Plan, Cost Recognized		$ 31	29	27
Employees Not Covered By Collective Bargaining Agreements [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		4.00%
Employees Not Eligible To Participate In Defined Benefit Plans And Who Are Not Covered By Collective Bargaining Agreements [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		3.00%
At certain locations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	5.00%
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		$ (1)	0	1
Defined Benefit Plan, Net Periodic Benefit Cost		96	35	$ (311)
Defined Benefit Plan, Accumulated Benefit Obligation		$ 2,516	$ 2,477
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.33%	4.82%	4.05%
Pension Plan, Defined Benefit [Member] | Discontinued Operations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost				$ 1
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		$ (6)	$ 0	0
Defined Benefit Plan, Net Periodic Benefit Cost		29	$ 23	$ 4
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)		$ (1)
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.00%	4.50%	3.75%
U.S. Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 0
Non-U.S. Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 5
Sacramento, CA [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments				$ 4
MEXICO | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments				$ (3)